Employee Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefits

NOTE 17	Employee Benefits
Employee Retirement Savings Plan
The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $213 million, $192 million and $179 million in 2021, 2020 and 2019, respectively.
Pension Plans
The Company has two tax qualified noncontributory defined benefit pension plans: the U.S. Bank Pension Plan and the U.S. Bank Legacy Pension Plan. The U.S. Bank Legacy Pension Plan was established effective January 1, 2020, to receive a transfer from the U.S. Bank Pension Plan of the accrued benefits and related plan assets of participants who terminated employment prior to January 1, 2020. The two plans have substantively identical terms. The plans provide benefits to substantially all the Company’s employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service. For participants in the plans before 2010 that elected to stay under their existing formula, pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. Additionally, as a result of past plan mergers, a portion of pension benefits may also be provided using a cash balance benefit formula where only interest credits continue to be credited to participants’ accounts.
In general, the Company’s qualified pension plans’ funding objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments. The Company’s Compensation and Human Resources Committee (the “Committee”) oversees the Company’s process of evaluating the plans, their performance and significant plan assumptions.
The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company did not contribute to its qualified pension plans in 2021 and contributed $1.1 billion in 2020. The Company does not expect to contribute to the plans in 2022. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.
In addition to the funded qualified pension plans, the Company maintains a non-qualified
plan that is unfunded and provides benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2022, the Company expects to contribute approximately $26 million to its non-qualified
pension plan which equals the 2022 expected benefit payments.
Postretirement Welfare Plan
In addition to providing pension benefits, the Company provides health care and death benefits to certain former employees who retired prior to January 1, 2014.
Employees retiring after December 31, 2013, are not eligible for retiree health care benefits. Prior to December 31, 2020, the postretirement welfare plan operated as a voluntary employees’ beneficiary association (“VEBA”) plan. Effective December 31, 2020, the VEBA trust was dissolved and the postretirement welfare plan now operates as an unfunded plan. In 2022, the
Company expects to contribute approximately $4 million to its postretirement welfare plan which equals the 2022 expected benefit payments net of participant contributions.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2021	2020	2021	2020

Change In Projected Benefit Obligation (a)
Benefit obligation at beginning of measurement period	$7,805	$6,829	$38	$47
Service cost	265	235	–	–
Interest cost	219	235	1	1
Participants’ contributions	–	–	4	6
Plan amendments	–	(18)	–	–
Actuarial (gain) loss	(4)	754	(2)	(4)
Lump sum settlements	(71)	(55)	–	–
Benefit payments	(184)	(175)	(7)	(13)
Federal subsidy on benefits paid	–	–	–	1
Benefit obligation at end of measurement period (b)	$8,030	$7,805	$34	$38
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,498	$5,838	$–	$84
Actual return on plan assets	844	737	–	1
Employer contributions	26	1,153	3	5
Participants’ contributions	–	–	4	6
Lump sum settlements	(71)	(55)	–	–
Benefit payments	(184)	(175)	(7)	(13)
Other Changes (c )	–	–	–	(83)
Fair value at end of measurement period	$8,113	$7,498	$–	$–
Funded (Unfunded) Status	$83	$(307)	$(34)	$(38)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$776	$369	$–	$–
Current benefit liability	(26)	(27)	(5)	(5)
Noncurrent benefit liability	(667)	(649)	(29)	(33)
Recognized amount	$83	$(307)	$(34)	$(38)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial (loss) gain	$(1,989)	$(2,557)	$58	$63
Net prior service credit (cost)	16	18	8	11
Recognized amount	$(1,973)	$(2,539)	$66	$74
(a)
The increase in the projected benefit obligation for 2021 was primarily due to demographic experience partially offset by a higher discount rate, and the increase for 2020 was primarily due to a lower discount rate.

(b)	At December 31, 2021 and 2020, the accumulated benefit obligation for all pension plans was $7.3 billion and $7.1 billion, respectively.
(c)
The fair value of postretirement welfare plan assets decreased in 2020 due to the dissolution of the VEBA trust. Prior to dissolution, the remaining assets in the VEBA trust were used to pay benefits under other programs of the Company’s health and welfare plan, as permitted by the VEBA trust agreement. The postreirement welfare plan now operates as an unfunded plan.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2021	2020
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$692	$676
Fair value of plan assets	–	–
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$631	$628
Fair value of plan assets	–	–
The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2021	2020	2019	2021	2020	2019

Components Of Net Periodic Benefit Cost
Service cost	$265	$235	$192	$–	$–	$–
Interest cost	219	235	249	1	1	2
Expected return on plan assets	(450)	(403)	(383)	–	(3)	(3)
Prior service cost (credit) and transition obligation (asset) amortization	(2)	–	–	(3)	(3)	(3)
Actuarial loss (gain) amortization	169	134	98	(7)	(6)	(6)
Net periodic benefit cost	$201	$201	$156	$(9)	$(11)	$(10)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$398	$(420)	$(388)	$2	$1	$7
Net actuarial loss (gain) amortized during the year	169	134	98	(7)	(6)	(6)
Net prior service (cost) credit and transition (obligation) asset arising during the year	–	18	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(2)	–	–	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$565	$(268)	$(290)	$(8)	$(8)	$(2)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$364	$(469)	$(446)	$1	$3	$8
The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2021	2020	2021	2020
Discount rate (a )	3.00%	2.75%	2.37%	1.82%
Cash balance interest crediting rate	3.00	3.00	*	*
Rate of compensation increase (b)	3.56	3.56	*	*
Health care cost trend rate (c)
Prior to age 65			5.75%	6.00%
After age 65			5.75%	6.00%
(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, legacy pension plan, non-qualified
pension plan and postretirement welfare plan of 17.8, 12.2, 12.4, and 5.8 years, respectively, for 2021, and 18.6, 12.9, 12.5 and 6.1 years, respectively, for 2020.

(b)	Determined on an active liability-weighted basis.
(c)	The 2021 and 2020 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2021	2020	2019	2021	2020	2019
Discount rate (a)	2.75%	3.40%	4.45%	2.37%	2.80%	4.05%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets (b)	6.50	7.25	7.25	*	3.50	3.50
Rate of compensation increase (c)	3.56	3.56	3.52	*	*	*
Health care cost trend rate (d)
Prior to age 65				5.75%	6.25%	6.50%
After age 65				5.75	6.25	10.00
(a)
The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, legacy pension plan, non-qualified
pension plan and postretirement welfare plan of 18.6, 12.9, 12.5 and 6.1 years, respectively, for 2021, and for the qualified pension plan, non-qualified
pension plan and postretirement welfare plan of 15.8, 12.3 and 6.1 years, respectively, for 2020.

(b)
With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(c)	Determined on an active liability weighted basis.
(d)	The 2021, 2020 and 2019 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter.
Investment Policies and Asset Allocation
In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side
potential of investing in equities, the Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real assets, 10 percent private equity funds, 5 percent domestic mid-small
cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.
At December 31, 2021 and 2020, plan assets included an asset management arrangement with a related party totaling $55.3 million and $1.0 billion, respectively.
In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 22 for further discussion on these levels.
The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in U.S. agency, corporate and municipal debt securities, which are all valued based on observable market prices or data by third party pricing services, and mutual funds which are valued based on quoted net asset values provided by the trustee of the fund; these assets are classified as Level 2. Additionally, the qualified pension plans invest in certain assets that are valued based on net asset values as a practical expedient, including investments in collective investment funds, hedge funds, and private equity funds; the net asset values are provided by the fund trustee or administrator and are not classified in the fair value hierarchy.
The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plans
	2021				2020
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$43	$–	$–	$43	$975	$–	$–	$975
Debt securities	1,022	1,096	–	2,118	894	1,224	–	2,118
Mutual funds
Debt securities	–	409	–	409	–	371	–	371
Emerging markets equity securities	–	188	–	188	–	174	–	174
Other	–	–	4	4	–	–	6	6
	$1,065	$1,693	$4	2,762	$1,869	$1,769	$6	3,644
Plan investment assets not classified in fair value hierarchy (a) :
Collective investment funds
Domestic equity securities				1,958				1,515
Mid-small cap equity securities (b)				433				431
International equity securities				867				718
Domestic real estate securities				829				520
Hedge funds (c)				450				251
Private equity funds (d)				814				419
Total plan investment assets at fair value				$8,113				$7,498
(a)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(b)	At December 31, 2021 and 2020, securities included $433 million and $431 million in domestic equities, respectively.
(c)	This category consists of several investment strategies diversified across several hedge fund managers.
(d)	This category consists of several investment strategies diversified across several private equity fund managers.
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2021	2020	2019
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$6	$3	$3
Unrealized gains (losses) relating to assets still held at end of year	(2)	3	–
Purchases, sales, and settlements, net	–	–	–
Balance at end of period	$4	$6	$3
The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)
2022	$264	$4
2023	286	4
2024	305	4
2025	357	3
2026	347	3
2027-2031	1,975	11
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.